State Street SPDR Bloomberg Emerging Markets USD Bond ETF Average Annual Total Returns		12 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.62%	1.66%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(1.44%)	(2.15%)	1.26%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.54%	1.89%
Performance Inception Date	Apr. 07, 2021
State Street SPDR Bloomberg Emerging Markets USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	(0.31%)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.92%	0.43%